Warrants (Details) - USD ($)					1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 04, 2021	Jan. 08, 2020	Jul. 11, 2019	Jul. 02, 2019	Apr. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Mar. 23, 2021
Warrants (Details) [Line Items]
Received from cash exercises								$ 172,950
Warrant to purchase shares of common stock (in Shares)								1,555,160
Issued shares of common stock upon cashless (in Shares)								1,591,240
Additional shares of common stock (in Shares)								2,729,734,691
Shares of common stock per share (in Dollars per share)								$ 0.00224
Deemed dividends value							$ 95,838,488	$ 28,933,472
Additional paid in capital was increased							$ 95,838,488	28,933,472
Debt, description							From December 23 to December 30, 2020, the Company issued 654.78 shares of Series Y Preferred Stock, having a stated value of $13,095,636, in exchange for convertible notes payable of $5,775,767 (net of debt discount of $133,608), accrued interest of $3,625,237, and 14,764,624,721 warrants. The exchanges resulted in a reduction of derivative liabilities related to the convertible notes and accrued interest of $92,934,419, a reduction of derivative liabilities related to the warrants of $72,892,563, and a net gain on settlement of $162,132,350.
Aggregate intrinsic value of outstanding stock warrants						$ 9,200		$ 14,804,944
Stock price (in Dollars per share)								$ 0.0063
Stated value of warrants									$ 96,478
Convertible notes payable									38,500
Accrued interest									77,205
Warrants liabilities									131,249,975
Derivative liabilities	$ 74,134,327								1,396,283
Gain on settlement	$ 95,365,286					1,780,800			3,917,734
Investor shares of common stock (in Shares)	1,485,000
Warrants purchase (in Shares)	971,562,497
Price per share (in Shares)	0.0004
Exchange cash payment	$ 11,000
Par value of the common share (in Shares)	1,485
Additional paid-in capital	$ 9,515
Gain on settlement of debt	74,134,327
Cash payment					$ 150,000
Cash						1,000,000
Additional paid-in capital						$ 6,530,867
Stock price per share (in Dollars per share)						$ 0.0372
Cash [Member]
Warrants (Details) [Line Items]
Cash payment	15,000					$ 1,000,000
Derivative [Member]
Warrants (Details) [Line Items]
Derivative liabilities	$ 95,380,286					$ 5,750,067
Investor [Member]
Warrants (Details) [Line Items]
Investor shares of common stock (in Shares)	1,250,000,002					156,250,079
Common Stock [Member]
Warrants (Details) [Line Items]
Warrant to purchase shares of common stock (in Shares)								12,686,249
Issued shares of common stock upon cashless (in Shares)		37,160,000					72,368,457	3,997,661
Purchase aggregate of shares (in Shares)				26,000,000
Convertible notes payable								$ 603,529
Warrants [Member]
Warrants (Details) [Line Items]
Accrued interest									$ 2,502,223
Series A Preferred Stock [Member]
Warrants (Details) [Line Items]
Aggregate shares of preferred stock (in Shares)			6,000
Series B Preferred Stock [Member]
Warrants (Details) [Line Items]
Warrant to purchase shares of common stock (in Shares)								600,551,672
Exercise price per share (in Dollars per share)								$ 0.00224
Repriced to per share (in Dollars per share)								$ 0.00224
Series B Preferred Stock [Member] | Warrants [Member]
Warrants (Details) [Line Items]
Warrant to purchase shares of common stock (in Shares)								568,118,340
Per share stock (in Dollars per share)								$ 0.075
Series Y Preferred Stock [Member]
Warrants (Details) [Line Items]
Shares of series Y preferred stock (in Shares)									4.82388
Aforementioned common share [Member]
Warrants (Details) [Line Items]
Price per share (in Shares)	0.0004					0.0004
Series Z Preferred Shares [Member]
Warrants (Details) [Line Items]
Preferred shares (in Shares)						250
Fair value						$ 6,530,867